SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2012	2011	2010
Numerator:
Earnings/Income attributable to common shareholders	$859	$1,331	$709

Denominator:
Weighted-average common shares outstanding for basic EPS	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	246,693	241,523	247,942

Earnings per share:
Basic	$3.56	$5.55	$2.90
Diluted	$3.48	$5.51	$2.86

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	2012	2011	2010
Common shares outstanding, January 1	239,934,681	240,447,416	246,507,865
Savings plan issuance	―	―	560,600
Shares released from ESOP	153,625	350,815	363,733
Stock options exercised	1,876,303	958,126	912,725
Restricted stock issuances	2,580	11,876	―
Restricted stock units vesting(1)	683,416	2,625	―
Shares repurchased(2)	(281,769)	(1,836,177)	(8,108,579)
Common stock investment plan(3)	―	―	217,772
Shares forfeited and other	―	―	(6,700)
Common shares outstanding, December 31	242,368,836	239,934,681	240,447,416
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.
(3)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Shareholder Ranking [Abstract]
Shareholder Ranking [Text Block]

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.